COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11.COMMITMENTS AND CONTINGENCIES

Sales or Other Similar Taxes — Based on the location of the Company’s current operations, sales tax is collected and remitted. To date, the Company has had no actual or threatened sales and use tax claims from any state where it does not already claim nexus or any state where it sold products prior to claiming nexus. However, the Company believes that the likelihood of incurring a liability as a result of sales tax nexus being asserted by certain states where it sold products prior to claiming nexus is reasonably possible. As of March 31, 2022 and December 31, 2021, the Company estimates that the potential liability is approximately $1,399. All periods have been recorded as an accrued liability. Although it is reasonably possible that a change in this estimate will occur in the near term, the Company believes this is the best estimate of an amount due to taxing agencies, given that such a potential loss is an unasserted liability that would be contested and subject to negotiation between the Company and the respective state, or decided by a court.

Legal Proceedings — The Company is not currently subject to any legal proceedings or currently aware of any claims that it believes will have, individually or in the aggregate, a material adverse effect on the Company’s financial position as of March 31, 2022 and December 31, 2021.

On February 8, 2022, a putative stockholder of the Company filed a complaint in the Delaware Chancery Court alleging that he is entitled to attorney’s fees and expenses in connection with a demand he made on the Company regarding the ability of Seven Oaks

Class A common stockholders to vote on certain charter amendments in connection with the Business Combination, which closed on December 8, 2021. The stockholder has not specified the amount of attorneys’ fees and expenses sought. The Company’s response to the complaint was filed on May 2, 2022. As of March 31, 2022, no estimate of reasonably possible losses was available due to the early stage of this matter and the uncertainty inherent in litigation and investigations.

Service Agreements — The Company is currently engaged in the below service agreements under which it has certain long-term commitments in exchange for the described services:

On June 13, 2021, the Company executed a Master Subscription Agreement with Palantir Technologies Inc. (“Palantir”) under which it will pay $20,000 over five years for access to Palantir’s Foundry software platform and related services for advanced data management and analytics to be used for the Company’s strategic initiatives. In exchange for this agreement, Palantir agreed to purchase, and the Company agreed to sell to Palantir, an aggregate of 2,000,000 shares of Seven Oaks Class A common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $20,000, in connection with the PIPE Investment. On December 8, 2021, upon the Closing (as discussed in Notes 1 and 2), $15,000 of the $20,000 was due to Palantir, pursuant to the terms of the Master Subscription Agreement, thirty days after Closing. As of March 31, 2022, the initial $15,000 was fully paid to Palantir. Also upon the Closing, each share of Seven Oaks Class A common stock was reclassified into one share of New Boxed common stock.

The Company received access to Palantir’s Foundry software platform on June 25, 2021; however; no software expense was recognized until after the consummation of the Business Combination as the Company could cancel the agreement if the Business Combination was not consummated.

On December 1, 2021, the Company entered into an addendum to a prior service agreement with Google LLC for access to the Google Cloud Platform. The addendum includes three commitment periods, with the first commitment period beginning on the implementation date and lasting 12 months and the next two commitment periods beginning at the end of the preceding period and lasting 12 months each. The minimum commitments for the first, second, and third commitment periods are $2,000, $4,500, and $8,500, respectively. Any fees the Company incurs in a single commitment period (other than the final commitment period) that in total exceed the minimum commitment for such period will apply towards the Company’s minimum commitment for the following commitment period. As of March 31, 2022, the total remaining commitment, gross of discounts, was approximately $14,360, with a minimum of approximately $2,800 due within the next 12 months.

9.COMMITMENTS AND CONTINGENCIES

Operating Leases — The Company maintains its principal offices in New York City, New York and maintains fulfillment centers and office space in various locations throughout the United States. Future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year at December 31, 2021 were as follows:

Year	Lease Obligation
2022	$4,478,016
2023	2,919,511
2024	1,742,148
2025	1,768,962
2026	1,710,581
Thereafter	2,921,321
Total	$15,540,539

The Company expensed $3,323,677, $3,202,308, and $3,004,423 in rent related to leases in effect during the years ended December 31, 2021, 2020, and 2019, respectively, which is included in selling, general, and administrative expense in the accompanying Consolidated Statements of Operations.

Sales or Other Similar Taxes — Based on the location of the Company’s current operations, sales tax is collected and remitted. To date, the Company has had no actual or threatened sales and use tax claims from any state where it does not already claim nexus or any state where it sold products prior to claiming nexus. However, the Company believes that the likelihood of incurring a liability as a result of sales tax nexus being asserted by certain states where it sold products prior to claiming nexus is reasonably possible. As of December 31, 2021 and 2020, the Company estimates that the potential liability is approximately $1,348,904. All years have been recorded as an accrued liability. Although it is reasonably possible that a change in this estimate will occur in the near term, the Company believes this is the best estimate of an amount due to taxing agencies, given that such a potential loss is an unasserted liability that would be contested and subject to negotiation between the Company and the state, or decided by a court.

Legal Proceedings — From time to time the Company may be involved in claims, legal actions and governmental proceedings that arise from its business operations. As of December 31, 2021 and 2020, the Company was not a party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, that it believes would have a material adverse effect on its business, financial condition or results of operations.

On February 8, 2022, a putative stockholder of the Company filed a complaint in the Delaware Chancery Court alleging that he is entitled to attorney’s fees and expenses in connection with a demand he made on the Company regarding the ability of Seven Oaks Class A common stockholders to vote on certain charter amendments in connection with the Business Combination, which closed on December 8, 2021. The stockholder has not specified the amount of attorneys’ fees and expenses sought. The Company’s response to the complaint is due on March 23, 2022. Given the early stage of this matter and the uncertainty inherent in litigation and investigations, the Company does not believe it is possible to develop estimates of reasonably possible losses (or a range of possible losses) for this matter.

Service Agreements — The Company is currently engaged in the below service agreements under which it has certain long-term commitments in exchange for the described services:

On June 13, 2021, the Company executed a Master Subscription Agreement with Palantir Technologies Inc. (“Palantir”) under which it will pay $20,000,000 over five years for access to Palantir’s Foundry software platform and related services for advanced data management and analytics to be used for the Company’s strategic initiatives. In exchange for this agreement, Palantir agreed to purchase, and the Company agreed to sell to Palantir, an aggregate of 2,000,000 shares of Seven Oaks Class A common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $20,000,000, in connection with the PIPE Investment. On December 8, 2021, upon the Closing (as discussed in Note 1), $15,000,000 of the $20,000,000 was due to Palantir, pursuant to the terms of the Master Subscription Agreement, thirty days after Closing. As of December 31, 2021, $4,000,000 was prepaid to Palantir, with the remainder paid in January of 2022. Also upon the Closing, each share of Seven Oaks Class A common stock was reclassified into one share of New Boxed common stock.

The Company received access to Palantir’s Foundry software platform on June 25, 2021; however; no software expense was recognized until after the consummation of the Business Combination as the Company could cancel the agreement if the Business Combination was not consummated.

On December 1, 2021, the Company entered into an addendum to a prior service agreement with Google LLC for access to the Google Cloud Platform. The addendum includes three commitment periods, with the first commitment period beginning on the implementation date and lasting 12 months and the next two commitment periods beginning at the end of the preceding period and lasting 12 months each. The minimum commitments for the first, second, and third commitment periods are $2,000,000, $4,500,000, and $8,500,000, respectively. Any fees the Company incurs in a single commitment period (other than the final commitment period) that in total exceed the minimum commitment for such period will apply towards the Company’s minimum commitment for the following commitment period. The implementation date was December 31, 2021. As of December 31, 2021, the total remaining commitment was $15,000,000, with a minimum of $2,000,000 due within the next 12 months.